Cover	Jan. 30, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Presto Automation, Inc. ("Presto" or the "Company") is filing this amendment to its Form 8-K filed on February 2, 2024 to include a reference to Item 3.01 that cross references the Company's other disclosure included in its originally-filed Form 8-K and to correct information regarding the number of shares of the Company that were issued or are issuable following the transactions set forth below.
Document Period End Date	Jan. 30, 2024
Entity File Number	001-39830
Entity Registrant Name	Presto Automation Inc.
Entity Central Index Key	0001822145
Entity Tax Identification Number	84-2968594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	985 Industrial Road
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	817-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PRST
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	PRSTW
Security Exchange Name	NASDAQ